SCHEDULE OF ALLOCATION OF THE RIGHT OF USE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use assets, total	$ 582,485	$ 630,793	$ 887,137
Office lease [member]
IfrsStatementLineItems [Line Items]
Right of use assets, total	486,544	518,787
Car leases [member]
IfrsStatementLineItems [Line Items]
Right of use assets, total	$ 95,941	$ 112,006